TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2025
TERM LOANS
Schedule of term loans

				Weighted
				average interest
				rate as of
				September 30,	Balance as of September 30,
Lender	Type	Maturity date	Currency	2025	2025	2025
					RMB	USD
Huaxia Bank Co., Ltd	Term loan	Within 3 year or on demand	RMB	2.44%	16,031,900	2,292,531
Shanghai Pudong Development Bank Co., Ltd.	Term loan	Within 1 year or on demand	RMB	3.00%	—	—
Total					16,031,900	2,292,531